Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property and Equipment, net
Total Property and Equipment			¥ 86,534		¥ 115,822
Less: Accumulated depreciation			(45,741)		(59,124)
Total Property and Equipment, net	$ 8,246		40,793		56,698
Depreciation expenses	$ 2,652	¥ 18,233	13,424	¥ 13,388
Electronic equipment
Property and Equipment, net
Total Property and Equipment			32,324		56,000
Transportation equipment
Property and Equipment, net
Total Property and Equipment			4,625		5,327
Office equipment
Property and Equipment, net
Total Property and Equipment			9,493		10,459
Leasehold improvements
Property and Equipment, net
Total Property and Equipment			40,092		44,036
Collateral Pledged
Property and Equipment, net
Total Property and Equipment, net			¥ 11,753		¥ 14,122